PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks
Aerospace & Defense — 1.0%
General Electric Co.	350,804	$66,154,618
Automobiles — 1.7%
General Motors Co.	1,317,362	59,070,512
Tesla, Inc.*	214,530	56,127,484
		115,197,996
Banks — 6.5%
Bank of America Corp.	4,101,211	162,736,052
East West Bancorp, Inc.	300,144	24,833,915
JPMorgan Chase & Co.	356,753	75,224,938
PNC Financial Services Group, Inc. (The)	676,025	124,963,221
Truist Financial Corp.	935,489	40,010,864
		427,768,990
Beverages — 1.4%
PepsiCo, Inc.	532,763	90,596,348
Biotechnology — 2.5%
AbbVie, Inc.	722,520	142,683,250
Natera, Inc.*	165,275	20,981,661
		163,664,911
Broadline Retail — 4.6%
Amazon.com, Inc.*	1,319,107	245,789,208
MercadoLibre, Inc. (Brazil)*	28,293	58,056,104
		303,845,312
Building Products — 0.3%
AZEK Co., Inc. (The)*	368,305	17,236,674
Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	104,413	51,695,920
Moody’s Corp.	70,989	33,690,670
		85,386,590
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	105,539	21,196,453
Communications Equipment — 1.4%
Cisco Systems, Inc.	1,747,725	93,013,924
Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	130,150	50,804,053
Consumer Finance — 0.3%
Ally Financial, Inc.	478,050	17,013,800
Consumer Staples Distribution & Retail — 2.9%
BJ’s Wholesale Club Holdings, Inc.*	210,641	17,373,670
Costco Wholesale Corp.	44,263	39,240,035
Walmart, Inc.	1,642,286	132,614,594
		189,228,299
Containers & Packaging — 1.0%
Avery Dennison Corp.	85,243	18,818,245
Crown Holdings, Inc.	473,974	45,444,627
		64,262,872
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	2,619,634	$57,631,948
Verizon Communications, Inc.	519,859	23,346,868
		80,978,816
Electrical Equipment — 0.3%
AMETEK, Inc.	121,033	20,782,576
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp.*	184,249	16,381,579
Energy Equipment & Services — 0.7%
TechnipFMC PLC (United Kingdom)	856,927	22,477,195
Weatherford International PLC	304,692	25,874,445
		48,351,640
Entertainment — 2.0%
Netflix, Inc.*	190,060	134,803,856
Financial Services — 1.5%
Apollo Global Management, Inc.	311,701	38,934,572
Mastercard, Inc. (Class A Stock)	37,076	18,308,129
Shift4 Payments, Inc. (Class A Stock)*	187,805	16,639,523
Visa, Inc. (Class A Stock)	82,726	22,745,513
		96,627,737
Food Products — 0.5%
Freshpet, Inc.*(a)	227,981	31,180,961
Ground Transportation — 1.3%
Union Pacific Corp.	341,944	84,282,357
Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.*	213,090	17,856,942
GE HealthCare Technologies, Inc.	220,545	20,698,148
		38,555,090
Health Care Providers & Services — 2.7%
Centene Corp.*	927,601	69,829,803
Cigna Group (The)	309,191	107,116,130
		176,945,933
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	480,895	60,982,295
Domino’s Pizza, Inc.(a)	52,566	22,610,739
Marriott International, Inc. (Class A Stock)	74,910	18,622,626
Texas Roadhouse, Inc.	193,622	34,193,645
		136,409,305
Household Durables — 1.4%
Lennar Corp. (Class A Stock)	118,210	22,162,011
Toll Brothers, Inc.	247,570	38,247,089
TopBuild Corp.*	83,741	34,066,676
		94,475,776
Household Products — 0.7%
Procter & Gamble Co. (The)	277,385	48,043,082
Independent Power & Renewable Electricity Producers — 0.6%
Vistra Corp.	333,771	39,565,214
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PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.9%
3M Co.	427,838	$58,485,455
Insurance — 6.8%
Axis Capital Holdings Ltd.	238,076	18,953,230
Chubb Ltd.	495,098	142,781,312
Markel Group, Inc.*	16,140	25,316,881
Marsh & McLennan Cos., Inc.	169,573	37,830,041
MetLife, Inc.	1,269,563	104,713,556
Progressive Corp. (The)	324,735	82,404,754
RenaissanceRe Holdings Ltd. (Bermuda)(a)	127,564	34,748,434
		446,748,208
Interactive Media & Services — 8.4%
Alphabet, Inc. (Class A Stock)	2,073,072	343,818,991
Meta Platforms, Inc. (Class A Stock)	363,099	207,852,392
		551,671,383
IT Services — 1.1%
International Business Machines Corp.	334,758	74,008,299
Machinery — 3.8%
Allison Transmission Holdings, Inc.	188,344	18,094,208
Caterpillar, Inc.	145,985	57,097,653
Otis Worldwide Corp.	483,642	50,269,750
Parker-Hannifin Corp.	173,398	109,556,324
RBC Bearings, Inc.*(a)	57,877	17,327,216
		252,345,151
Marine Transportation — 0.4%
Kirby Corp.*	212,827	26,056,410
Multi-Utilities — 0.5%
NiSource, Inc.	1,038,284	35,976,541
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc.	222,021	39,928,257
Diamondback Energy, Inc.	89,702	15,464,625
Exxon Mobil Corp.	138,454	16,229,578
Shell PLC, ADR(a)	940,781	62,044,507
Williams Cos., Inc. (The)	2,186,025	99,792,041
		233,459,008
Personal Care Products — 1.0%
Unilever PLC (United Kingdom), ADR(a)	1,001,374	65,049,255
Pharmaceuticals — 3.9%
AstraZeneca PLC (United Kingdom), ADR	1,263,684	98,453,621
Eli Lilly & Co.	104,911	92,944,851
Merck & Co., Inc.	314,319	35,694,066
Novo Nordisk A/S (Denmark), ADR	262,662	31,275,164
		258,367,702
Residential REITs — 0.3%
AvalonBay Communities, Inc.	87,257	19,654,639
Semiconductors & Semiconductor Equipment — 9.1%
Applied Materials, Inc.	102,617	20,733,765
Broadcom, Inc.	751,544	129,641,340
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	99,072	$80,850,678
NVIDIA Corp.	3,032,554	368,273,357
		599,499,140
Software — 7.4%
Microsoft Corp.	921,859	396,675,928
Salesforce, Inc.	332,539	91,019,249
		487,695,177
Specialized REITs — 0.4%
Gaming & Leisure Properties, Inc.	551,909	28,395,718
Specialty Retail — 1.6%
Ross Stores, Inc.	149,072	22,436,827
TJX Cos., Inc. (The)	695,256	81,720,390
		104,157,217
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	1,809,487	421,610,471
Dell Technologies, Inc. (Class C Stock)	535,152	63,436,918
		485,047,389
Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp.	177,609	34,433,057
Trading Companies & Distributors — 0.3%
Watsco, Inc.(a)	35,781	17,599,958

Total Long-Term Investments (cost $4,070,369,189)		6,531,404,469
Short-Term Investments — 1.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	58,034,844	58,034,844
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $32,613,357; includes $32,383,042 of cash collateral for securities on loan)(b)(wb)	32,656,736	32,643,673

Total Short-Term Investments (cost $90,648,201)		90,678,517

TOTAL INVESTMENTS—100.5% (cost $4,161,017,390)		6,622,082,986

Liabilities in excess of other assets — (0.5)%		(34,009,105)

Net Assets — 100.0%		$6,588,073,881

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

A2

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,098,086; cash collateral of $32,383,042 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3